Related Party Debt and Transactions - Schedule of Related Party Debt (Details) (Parenthetical) - USD ($)		1 Months Ended		9 Months Ended	12 Months Ended
	Apr. 02, 2015	Apr. 30, 2015	Mar. 31, 2015	Sep. 30, 2016	Dec. 31, 2014	Dec. 31, 2015
Related party debt, unamortized discounts				$ 31,047		$ 36,331
Debt interest rate				10.00%
Debt instruments maturtity date	Jun. 30, 2015	Jul. 21, 2015	Mar. 31, 2020	Mar. 31, 2020
Successor [Member]
Related party debt, unamortized discounts						36,331
Successor [Member] | Related Party Debt [Member]
Related party debt, unamortized discounts				$ 32,056		36,331
Successor [Member] | Long-term Debt [Member]
Related party debt, unamortized discounts						$ 121,069
Predecessor [Member]
Related party debt, unamortized discounts					$ 0
Predecessor [Member] | Related Party Debt [Member]
Related party debt, unamortized discounts					$ 0
Predecessor [Member] | Promissory Notes Payable [Member]
Debt interest rate					10.00%
Debt instruments maturtity date					Dec. 10, 2014
Predecessor [Member] | Long-term Debt [Member]
Related party debt, unamortized discounts					$ 0